EXHIBIT 99.1

DISTRIBUTION REPORT

FOR

PPLUS TRUST SERIES LTD-1

DISTRIBUTION DATE

March 1, 2013

CLASS A CUSIP NUMBER 73941X 551

CLASS B CUSIP NUMBER 73941X 544

(i)	the amounts received by the Trustee as of the last such statement in respect of principal, interest and premium on the Limited Brands Inc 6.95% Exchange Debentures Securities due 2033 (the “Underlying Securities”):

Interest:	$868,750.00
Principal:	0.00
Premium:	0.00

(ii)	the amounts of compensation received by the Trustee, for the period relating to such Distribution Date:

Paid by the Trust	$0.00
Paid by the Depositor:	$1,000.00

(iii)	the amount of distribution on such Distribution Date to Holders allocable to principal of and premium, if any, and interest on the Certificates of each such Class and the amount of aggregate unpaid interest accrued as of such Distribution Date:

Class A:
Interest:	$837,500.00
Principal:	$0.00

Class B:
Interest:	$31,250.00
Principal:	0.00

Unpaid Interest Accrued:	$0.00

(iv)	the aggregate stated principal amount and, if applicable, notional amount of the Underlying Securities related to such Series, the current interest rate or rates thereon at the close of business on such Distribution Date, and the current rating assigned to the Certificates.

Principal Amount:	$25,000,000
Interest Rate:	6.950%
Rating:
Moody’s Investor Service	Ba2
Standard & Poor’s Rating Service	BB-

(v)	the aggregate Certificate Principal Balance (or Notional Amount, if applicable) of each Class of such Series at the close of business on such Distribution Date.

Class A: ($25 Stated Amount)
Initial Principal Balance:	$25,000,000.00
Reduction:	(0)
Principal Balance 03/01/13:	$25,000,000.00

Class B: ($25 Notional Amount)
Initial Principal Balance:	$25,000,000.00
Reduction:	(0)
Principal Balance 03/01/13:	$25,000,000.00